Schedule of Share-Based Payment Arrangement, Cost by Plan (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 994		$ 27,001		$ 39,103		$ 10,085
BMP Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	113		675		1,854		4,297
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	832		8,723		18,415		4,358
Share Based Payment Arrangement Preferred Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation			286		858		1,430
Share Based Payment Arrangement Other Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 49	[1]	$ 17,317	[1]	$ 17,976	[2]		[2]

[1]	For the quarter ended June 30, 2023 includes $15.0 million of compensation recognized related to the BCG Recapitalization and $2.3 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.
[2]	Includes $15.0 million of compensation recognized related to the BCG Recapitalization and $3.0 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.